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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2007
                                                     ---------------------------

Check here if Amendment         [ ];                 Amendment Number:   _______

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
Address:               4401 Northside Parkway, Suite 390
                       Atlanta, Georgia  30327
                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                           --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Kyle Tomlin
         Title:                 Manager
         Phone:                 (404) 949-3101


Signature, Place, and Date of Signing:

              /s/ Kyle Tomlin           Atlanta, Georgia           5/15/07
         --------------------------   ----------------------     ------------
              [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               NONE
                                             -----------------------------------

Form 13F Information Table Entry Total:          44
                                             -----------------------------------

Form 13F Information Table Value Total:      $   174,060
                                             -----------------------------------
                                                        (thousands)



List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

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                                                     FORM 13F INFORMATION TABLE


                                                                                                   Voting Authority
                                      Title
                                      of                Value     SHRs or                     Investment  Other
      Name of Issuer                  Class  CUSIP     (x$1000)  PRN Amount SH/PRN  Put/Call  Discretion Managers Sole  Shared  None
      --------------                  -----  -----     --------  ---------- ------  --------  ---------- -------- ----  ------  ----
 Abercrombie & Fitch Co.              COM    002896207     2,058    27,200    SH      SOLE                          2,058
 Aflac Inc                            COM    001055102     3,911    83,100    SH      SOLE                          3,911
 ALLIS-CHALMERS ENERGY INC            COM    B01GYW6         682    43,300    SH      SOLE                            682
 American Inter- national Group, Inc. COM    026874107     2,911    43,300    SH      SOLE                          2,911
 AMR CORP                             COM    2001692       2,378    78,100    SH      SOLE                          2,378
 Cameron Internationa l Corporation   COM    13342B105     7,874   125,400    SH      SOLE                          7,874
 CARDINAL HEALTH INC.                 COM    2175672       4,012    55,000    SH      SOLE                          4,012
 CEPHALON INC                         COM    2185143       6,672    93,700    SH      SOLE                          6,672
 Cisco Systems Inc                    COM    17275R102     2,785   109,100    SH      SOLE                          2,785
 CONTINENTAL AIRLINES CLB             COM    2220527       2,565    70,500    SH      SOLE                          2,565
 Diamond Offshore Drilling, Inc.      COM    25271C102     2,048    25,300    SH      SOLE                          2,048
 ENSCO International Incorporated     COM    26874Q100     2,432    44,700    SH      SOLE                          2,432
 EXPRESS SCRIPT INC                   COM    2326469       5,206    64,500    SH      SOLE                          5,206
 GLOBAL SANTA FE CORP                 COM    G3930E101     3,207    52,000    SH      SOLE                          3,207
 GOLDEN TELECOM INC                   COM    2494719       4,768    86,100    SH      SOLE                          4,768
 HERMAN MILLER INC                    COM    2594222       1,966    58,700    SH      SOLE                          1,966
 HUMANA INC                           COM    2445063       3,684    63,500    SH      SOLE                          3,684
 Jos. A. Bank Clothiers, Inc.         COM    480838101       866    24,491    SH      SOLE                            866
 KNOLL INC                            COM    B051B48       2,035    85,400    SH      SOLE                          2,035
 Mobile Telesystems-sp                COM    607409109     4,421    79,000    SH      SOLE                          4,421
 Morgan Stanley                       COM    617446448     6,639    84,300    SH      SOLE                          6,639
 NABORS INDUSTRIES LTD                COM    G6359F103     1,656    55,800    SH      SOLE                          1,656
 National-Oilwell, Inc.               COM    637071101     7,040    90,500    SH      SOLE                          7,040
 News Corp - CL A                     COM    65248e104     4,101   177,400    SH      SOLE                          4,101
 NIKE, Inc.                           COM    654106103     7,236    68,100    SH      SOLE                          7,236
 NOBLE CORP.                          COM    G65422100     2,101    26,700    SH      SOLE                          2,101
 NVIDIA CORP                          COM    2379504       2,668    92,700    SH      SOLE                          2,668
 OPEN JT STK CO-VIMPEL COMMUN         COM    68370R109     9,285    97,900    SH      SOLE                          9,285
 ORACLE CORP                          COM    2661568       3,171   174,900    SH      SOLE                          3,171
 OSHKOSH TRUCK CORP                   COM    2663520       1,712    32,300    SH      SOLE                          1,712
 PACCAR INC                           COM    2665861       4,066    55,400    SH      SOLE                          4,066
 Patterson-UTI Energy , Inc.          COM    703481101     1,805    80,433    SH      SOLE                          1,805
 PRICELINE.COM INC                    COM    2779063       3,584    67,300    SH      SOLE                          3,584
 Prudential Financial , Inc.          COM    744320102     6,950    77,000    SH      SOLE                          6,950
 Reinsurance Group of America         COM    759351109     6,874   119,100    SH      SOLE                          6,874
 RPC Inc                              COM    2719456       2,199   132,000    SH      SOLE                          2,199
 SEI Investments Company              COM    784117103     2,867    47,600    SH      SOLE                          2,867
 Tempur-Pedic Interna tional Inc.     COM    88023U101     3,189   122,700    SH      SOLE                          3,189
 The Walt Disney Company              COM    254687106     2,930    85,100    SH      SOLE                          2,930
 TRANSOCEAN INC.                      COM    G90078109     5,212    63,800    SH      SOLE                          5,212
 UnitedHealth Group Incorporated      COM    91324P102    10,631   200,700    SH      SOLE                         10,631
 W&T Offshore, Inc.                   COM    92922P106     1,658    57,300    SH      SOLE                          1,658
 WellPoint Inc.                       COM    94973V107     4,169    51,400    SH      SOLE                          4,169
 Tim Participacoes SA-ADR             COM    88706P106     5,833   179,600    SH      SOLE                          5,833

                                                        174,060




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